TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Tax losses carry forward	¥ 111,923	$ 15,333	¥ 98,811
Deferred revenue and customer advances	33,902	4,645	34,107
Intangible assets acquired under common control	13,161	1,803
Lease liabilities	3,631	497	878
Others	3,188	437	3,083
Less: valuation allowance	(162,218)	(22,224)	(136,075)
Total deferred tax assets	3,587	491	804
Deferred tax liabilities
ROU assets	(3,587)	(491)	(804)
Total deferred tax liabilities	(3,587)	(491)	(804)
Net deferred tax assets, net	0	0	¥ 0
Operating losses carryforwards	¥ 460,170	$ 63,043